Cash and Cash Equivalents and Short-term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Short-term Investments
Cash at bank and on hand	$ 71,244,000	$ 178,326,000
Bank deposits maturing in three months or less	151,752,000	134,952,000
Cash and cash equivalents	222,996,000	313,278,000
Bank deposits maturing over three months (note)	633,172,000	317,718,000
Cash and cash equivalents and short-term investments	$ 856,168,000	$ 630,996,000
Minimum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	91 days	91 days
Maximum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	187 days	99 days